Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Trading Symbol	SE
Entity Registrant Name	SPECTRA ENERGY CORP.
Entity Central Index Key	0001373835

Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Income	$ 1,282	$ 1,129	$ 924
Other comprehensive income (loss):
Foreign currency translation adjustments	(181)	344	807
Unrealized mark-to-market net loss on hedges	(3)	(28)	(9)
Reclassification of cash flow hedges into earnings	9	1	1
Pension and benefits impact	(159)	(7)	(7)
Other	14
Total other comprehensive income (loss)	(320)	310	792
Total Comprehensive Income, net of tax	962	1,439	1,716
Less: Comprehensive Income-Noncontrolling Interests	100	96	86
Comprehensive Income-Controlling Interests	$ 862	$ 1,343	$ 1,630

Consolidating Financial Information	12 Months Ended
Dec. 31, 2011
Consolidating Financial Information

SPECTRA ENERGY CORP

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

(Unaudited)

(In millions)

	Spectra Energy Corp	Spectra Capital	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Year Ended December 31, 2011
Net income	$1,184	$1,183	$1,764	$(2,849)	$1,282
Other comprehensive income (loss)	(21)	2	(301)	—	(320)

Total comprehensive income, net of tax	1,163	1,185	1,463	(2,849)	962
Less: comprehensive income—noncontrolling interests	—	—	100	—	100

Comprehensive income—controlling interests	$1,163	$1,185	$1,363	$(2,849)	$862

Year Ended December 31, 2010
Net income	$1,049	$1,062	$1,572	$(2,554)	$1,129
Other comprehensive income (loss)	7	(9)	312	—	310

Total comprehensive income, net of tax	1,056	1,053	1,884	(2,554)	1,439
Less: comprehensive income—noncontrolling interests	—	—	96	—	96

Comprehensive income—controlling interests	$1,056	$1,053	$1,788	$(2,554)	$1,343

Year Ended December 31, 2009
Net income	$849	$857	$1,314	$(2,096)	$924
Other comprehensive income (loss)	45	(9)	756	—	792

Total comprehensive income, net of tax	894	848	2,070	(2,096)	1,716
Less: comprehensive income—noncontrolling interests	—	—	86	—	86

Comprehensive income—controlling interests	$894	$848	$1,984	$(2,096)	$1,630

Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Consolidating Statements of Comprehensive Income

SPECTRA ENERGY CORP

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

(Unaudited)

(In millions)

	Spectra Energy Corp	Spectra Capital	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Year Ended December 31, 2011
Net income	$1,184	$1,183	$1,764	$(2,849)	$1,282
Other comprehensive income (loss)	(21)	2	(301)	—	(320)

Total comprehensive income, net of tax	1,163	1,185	1,463	(2,849)	962
Less: comprehensive income—noncontrolling interests	—	—	100	—	100

Comprehensive income—controlling interests	$1,163	$1,185	$1,363	$(2,849)	$862

Year Ended December 31, 2010
Net income	$1,049	$1,062	$1,572	$(2,554)	$1,129
Other comprehensive income (loss)	7	(9)	312	—	310

Total comprehensive income, net of tax	1,056	1,053	1,884	(2,554)	1,439
Less: comprehensive income—noncontrolling interests	—	—	96	—	96

Comprehensive income—controlling interests	$1,056	$1,053	$1,788	$(2,554)	$1,343

Year Ended December 31, 2009
Net income	$849	$857	$1,314	$(2,096)	$924
Other comprehensive income (loss)	45	(9)	756	—	792

Total comprehensive income, net of tax	894	848	2,070	(2,096)	1,716
Less: comprehensive income—noncontrolling interests	—	—	86	—	86

Comprehensive income—controlling interests	$894	$848	$1,984	$(2,096)	$1,630

Condensed Consolidating Statements of Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Net Income	$ 1,282	$ 1,129	$ 924
Other comprehensive income (loss)	(320)	310	792
Total comprehensive income, net of tax	962	1,439	1,716
Less: Comprehensive Income-Noncontrolling Interests	100	96	86
Comprehensive income-controlling interests	862	1,343	1,630
Spectra Energy Corp
Condensed Financial Statements, Captions [Line Items]
Net Income	1,184	1,049	849
Other comprehensive income (loss)	(21)	7	45
Total comprehensive income, net of tax	1,163	1,056	894
Comprehensive income-controlling interests	1,163	1,056	894
Spectra Energy Capital, LLC
Condensed Financial Statements, Captions [Line Items]
Net Income	1,183	1,062	857
Other comprehensive income (loss)	2	(9)	(9)
Total comprehensive income, net of tax	1,185	1,053	848
Comprehensive income-controlling interests	1,185	1,053	848
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net Income	1,764	1,572	1,314
Other comprehensive income (loss)	(301)	312	756
Total comprehensive income, net of tax	1,463	1,884	2,070
Less: Comprehensive Income-Noncontrolling Interests	100	96	86
Comprehensive income-controlling interests	1,363	1,788	1,984
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net Income	(2,849)	(2,554)	(2,096)
Total comprehensive income, net of tax	(2,849)	(2,554)	(2,096)
Comprehensive income-controlling interests	$ (2,849)	$ (2,554)	$ (2,096)